Cost and Expenses by Nature - Summary of Cost and Expenses by Nature (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of cost and expenses by nature [abstract]
Purchases		$ 573,735,418	$ 688,570,471	$ 778,100,997
Depreciation of wells, pipelines, properties, plant and equipment, depreciation and impairment of rights of use and amortization of intangible assets		162,030,062	153,507,202	144,041,743
Net periodic cost of employee benefits		157,941,428	146,182,612	141,415,705
Other operation taxes and duties		150,746,351	132,291,723	64,825,368
Personnel services		137,674,241	130,603,791	121,408,213
Conservation and maintenance		104,170,295	104,695,080	79,917,049
Exploration and Extraction Hydrocarbons Duty and taxes		6,358,408	53,848,916	54,779,330
Unsuccessful wells		33,341,028	45,867,902	38,638,889
Raw materials and spare parts		37,664,885	36,997,308	28,019,686
Other operation costs and expenses		9,063,575	31,261,053	17,148,781
Auxiliary services with third-parties		34,864,785	25,250,935	25,991,393
Losses from fuels subtraction		23,491,351	20,529,125	20,168,804
Impairment losses on trade receivables from customers	$ 719,775	12,931,983	15,438,558	3,113,324
Delay expenses		7,319,467	13,971,561	11,633,803
General expenses with third-parties		6,946,007	10,057,702	8,146,640
Exploration expenses		15,010,504	9,725,954	12,284,957
Insurance		9,060,705	8,250,146	9,005,239
Freight		27,834,022	5,505,555	7,893,791
Integrated Contracts		3,663,600	3,442,939	2,925,163
Expenses for environmental provision		3,595,018	2,486,088	3,840,186
Fees		959,400	1,417,424	1,927,051
Inventory variations		(34,189,752)	(1,714,190)	(8,643,559)
Total cost of sales and general expenses		$ 1,484,212,781	$ 1,638,187,855	$ 1,566,582,553